Loss per share (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	For the year ended December 31, 2017, 28,411,463 common shares which are issuable from outstanding stock options, 2013 PSUs, DSUs and from the 5.75% convertible debentures (2016 – 26,928,026 common shares and 2015 – 32,143,546 common shares ) were excluded from the calculation of diluted loss per share as they would be considered to be anti-dilutive.